LEASES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Lessee Disclosure [Abstract]
Finance Lease, Liability	$ 3,384,455	$ 3,116,259
Finance lease right of use asset carrying amount	115,385
Finance Lease, Impairment Loss	$ 197
Operating Lease description	The Company’s lease agreements do not contain any material guarantees or restrictive covenants. Short-term leases, defined as leases with initial term of 12 months or less, are not reflected on the Consolidated Balance Sheets.